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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.5%
		Bermuda: 0.5%
684,922		Covidien Ltd.	$28,047,556
			28,047,556
		Brazil: 4.1%
7,745,531		Centrais Eletricas Brasileiras SA ADR	103,018,661
3,741,386	L	Contax Participacoes SA ADR	5,281,340
3,741,386	L	Tele Norte Leste Participacoes SA ADR	79,429,625
1,208,600		Telecomunicacoes Brasileiras SA ADR	26,178,276
111,928	L	Tim Participacoes SA ADR	3,869,351
776,726	L	Vivo Participacoes SA ADR	3,487,500
			221,264,753
		Canada: 1.3%
3,153,370	L	Nortel Networks Corp.	68,238,927
			68,238,927
		France: 10.2%
10,920,320		Alcatel SA	127,417,683
1,816,990		Carrefour SA	128,853,162
371,800		Credit Agricole SA	14,206,314
4,523,800		France Telecom SA	121,618,833
1,814,650		Sanofi-Aventis	151,999,884
			544,095,876
		Germany: 4.5%
10,525,519		Deutsche Telekom AG	180,874,372
411,200		Hypo Real Estate Holding AG	25,184,005
2,158,500		Infineon Technologies AG	35,347,377
			241,405,754
		Hong Kong: 0.7%
1,624,636		Jardine Matheson Holdings Ltd.	39,013,005
			39,013,005
		Italy: 3.6%
10,705,782		Intesa Sanpaolo S.p.A.	80,986,880
10,329,085		Telecom Italia S.p.A.	27,650,451
37,893,100		Telecom Italia S.p.A. RNC	81,769,433
			190,406,764
		Japan: 22.8%
2,628,300	L	Aiful Corp.	65,934,768
740,000		Akita Bank Ltd.	3,572,471
1,153,800		Astellas Pharma, Inc.	47,401,684
3,409,000		Dai Nippon Printing Co., Ltd.	50,021,371
2,427,336		Daiichi Sankyo Co., Ltd.	67,069,535
960,000		Fuji Photo Film Co., Ltd.	42,027,386
16,660,700		Hitachi Ltd.	119,822,735
2,272,500		Millea Holdings, Inc.	90,398,010
14,042		Mitsubishi UFJ Financial Group, Inc.	149,854,400
8,660,000		Mitsui Sumitomo Insurance Co., Ltd.	99,950,271
7,650		Mizuho Financial Group, Inc.	53,879,798
22,174		Nippon Telegraph & Telephone Corp.	96,438,305
1,174,000		Ono Pharmaceutical Co., Ltd.	61,326,565
631,500		Rohm Co., Ltd.	53,394,558
2,030,400		Seven & I Holdings Co., Ltd.	57,019,182
921,800		Sony Corp.	49,215,544
285,000		Taisho Pharmaceutical Co., Ltd.	5,537,670
1,998,000		Takefuji Corp.	62,201,891
509,000		TDK Corp.	43,389,891
			1,218,456,035
		Mexico: 1.9%
2,942,320	L	Telefonos de Mexico SA de CV ADR	100,539,074
			100,539,074
		Netherlands: 11.4%
2,376,497		ABN Amro Holding NV	117,254,868
3,916,088		Aegon NV	70,906,969
1,134,000		Akzo Nobel NV	93,393,952
10,599,141		Koninklijke Ahold NV	134,165,511
873,918		SNS Reaal	19,444,626
3,566,100		Unilever NV	107,779,314
2,365,432		Wolters Kluwer NV	69,291,572
			612,236,812
		New Zealand: 0.9%
13,335,944		Telecom Corp. of New Zealand Ltd.	46,146,208
			46,146,208
		Portugal: 1.8%
6,882,776	L	Portugal Telecom SGPS SA	96,257,097
			96,257,097
		South Korea: 7.4%
1,463,610		Korea Electric Power Corp.	70,174,226
2,745,880		Korea Electric Power Corp. ADR	65,159,732
183,200		KT Corp.	8,758,962
2,192,310		KT Corp. ADR	51,563,131

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2007 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
1,589,900		LG Electronics, Inc.	$133,338,796
304,885		SK Telecom Co., Ltd.	68,260,939
			397,255,786
		Spain: 3.1%
7,078,302		Telefonica SA	165,656,729
			165,656,729
		Switzerland: 4.6%
423,384		Nestle SA	162,654,697
2,954,300		STMicroelectronics NV	50,708,683
91,700		Swisscom AG	31,209,650
			244,573,030
		Taiwan: 1.4%
130,897,949		United Microelectronics Corp.	72,866,618
			72,866,618
		United Kingdom: 15.9%
2,604,850		AstraZeneca PLC	134,626,477
2,964,800		British Sky Broadcasting PLC	39,871,261
4,221,481		BT Group PLC	26,754,796
5,861,751		GlaxoSmithKline PLC	148,350,805
4,615,004		HSBC Holdings PLC	85,516,950
42,926,226		ITV PLC	88,208,800
7,402,451		Marks & Spencer Group PLC	94,220,629
2,085,765	L	Unilever PLC	65,052,610
27,699,131		WM Morrison Supermarkets PLC	168,734,372
			851,336,700
		United States: 0.4%
684,922		Tyco Electronics Ltd.	24,533,906
			24,533,906
		Total Common Stock
		(Cost $3,952,479,347)	5,162,330,630

Principal Amount			Value
SHORT-TERM INVESTMENTS:6.5%
	U.S. Government Agency Obligations: 3.8%
$202,820,000	Federal Home Loan Bank, 4.890%, due 08/01/07		$202,792,451

	Total U.S. Government Agency Obligations
	(Cost $202,792,451)		202,792,451

	Securities Lending Collateralcc: 2.7%
143,740,000	The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		143,740,000

	Total Securities Lending Collateral
	(Cost $143,740,000)		143,740,000

	Total Short-Term Investments
	(Cost $346,532,451)		346,532,451

	Total Investments in Securities
	(Cost $4,299,011,798)*	103.0%	$5,508,863,081
	Other Assets and Liabilities — Net	(3.0)	(162,311,493)
	Net Assets	100.0%	$5,346,551,588

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2007.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,316,512,402
	Gross Unrealized Depreciation	(106,661,119)
	Net Unrealized Appreciation	$1,209,851,283

Industry	Percentage of Net Assets
Banks	10.3%
Chemicals	1.7
Commercial Services	1.0
Computers	0.8
Diversified Financial Services	2.4
Electric	4.5
Electrical Components & Equipment	4.7
Electronics	0.5
Food	14.4
Healthcare - Products	0.5
Holding Companies - Diversified	0.7
Home Furnishings	0.9
Insurance	4.9
Media	3.7
Miscellaneous Manufacturing	0.8
Pharmaceuticals	11.5

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Retail	2.8
Semiconductors	4.0
Telecommunications	26.4
Short-Term Investments	6.5
Other Assets and Liabilities - Net	(3.0)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 1, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 1, 2007